Share-Based Payments	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Payments

The Company's Incentive Stock Plan was initially adopted by the Board of Directors in March 2000 and approved by shareholders at the 2001 Annual Meeting of Shareholders. This plan was superseded in January 2009 as the Board of Directors approved a new plan, which was approved by shareholders at the 2009 Annual Meeting of Shareholders (the "2009 Plan"). New awards granted after January 2009 are issued under the 2009 Plan. Under the 2009 Plan, awards of restricted stock, restricted stock equivalents or options to purchase the Company's common stock (ENR stock) may be granted to directors, officers and employees. The 2009 Plan was amended and restated by approval of the shareholders at the January 2011 Annual Meeting of Shareholders to set the maximum number of shares authorized for issuance under the plan to 8.0 million. For purposes of determining the number of shares available for future issuance under the 2009 Plan, as amended and restated, awards of restricted stock and restricted stock equivalents reduces the shares available for future issuance by 1.95 for every one share awarded. Options awarded reduces the number of shares available for future issuance on a one-for-one basis. At September 30, 2012, 2011, and 2010 there were 3.3 million, 4.6 million and 2.0 million shares, respectively, available for future awards under the 2009 Plan, as amended and restated. Since the original plan has been superseded, no further shares under this original plan were available for future awards after the adoption of the 2009 plan, as amended and restated.

Options are granted at the market price on the grant date and generally have vested ratably over three to seven years. These awards typically have a maximum term of 10 years. Restricted stock and restricted stock equivalent awards may also be granted. Option shares and prices, and restricted stock and stock equivalent awards, are adjusted in conjunction with stock splits and other recapitalizations so that the holder is in the same economic position before and after these equity transactions.

Through December 31, 2012, the Company permits employee deferrals of bonus and, in the past, permitted deferrals of retainers and fees for directors, under the terms of its Deferred Compensation Plan. Under this plan, employees or directors, that defer amounts into the Energizer Common Stock Unit Fund are credited with a number of stock equivalents based on the estimated fair value of ENR stock at the time of deferral. In addition, the participants are credited with an additional number of stock equivalents, equal to 25% for employees and 33 1/3% for directors, of the amount deferred. This additional match vested immediately for directors and vests three years from the date of initial crediting for employees. Effective January 1, 2011, the 33 1/3% match for directors was eliminated for future deferrals. Effective January 1, 2013, future deferrals of compensation will no longer be permitted, thus eliminating the 25% Company match for employees as well. Amounts deferred into the Energizer Common Stock Unit Fund, and vested matching deferrals, may be transferred to other investment options offered under the plan after specified restriction periods. At the time of termination of employment, or for directors, at the time of termination of service on the Board, or at such other time for distribution, which may be elected in advance by the participant, the number of equivalents then vested and credited to the participant's account is determined and an amount in cash equal to the estimated fair value of an equivalent number of shares of ENR stock is paid to the participant. This plan is reflected in Other liabilities on the Consolidated Balance Sheets.

The Company uses the straight-line method of recognizing compensation cost. Total compensation cost charged against income for the Company’s share-based compensation arrangements was $44.9, $37.3, and $28.2 for the years ended September 30, 2012, 2011 and 2010, respectively, and was recorded in SG&A expense. The total income tax benefit recognized in the Consolidated Statements of Earnings and Comprehensive Income for share-based compensation arrangements was $16.8, $13.9, and $10.2 for the years ended September 30, 2012, 2011 and 2010, respectively. Restricted stock issuance and shares issued for stock option exercises under the Company’s share-based compensation program are generally issued from treasury shares.

Options

In October 2009, the Company granted non-qualified stock options to purchase 266,750 shares of ENR stock to certain executives and employees of the Company. Total options of approximately 215,500 vested on the third anniversary of the date of the grant. The options remain exercisable for 10 years from the date of grant. However, this term may be reduced under certain circumstances including the recipient’s termination of employment.

As of September 30, 2012, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $14.8 and $12.8 respectively. The aggregate intrinsic value of stock options exercised for the years ended September 30, 2012, 2011 and 2010 was $3.4, $8.3, and $21.1, respectively. When valuing new grants, Energizer uses an implied volatility, which reflects the expected volatility for a period equal to the expected life of the option. No new option awards were granted in the fiscal years ended September 30, 2012 and 2011.

As of September 30, 2012, there are no unrecognized compensation costs related to stock options granted. For outstanding nonqualified stock options, the weighted-average remaining contractual life is 3.4 years.

The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2011	0.77	$50.36
Canceled	(0.04)	64.03
Exercised	(0.09)	35.99
Outstanding on September 30, 2012	0.64	$51.59
Exercisable on September 30, 2012	0.42	$44.48

Restricted Stock Equivalents (RSE)

In October 2007, the Company granted RSE awards to certain employees which included approximately 234,800 shares, of which 210,000 vested and granted an additional 11,000 shares, all of which fully vested. At the same time, the Company granted RSE awards to senior executives totaling approximately 268,700 shares which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 67,000 net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In October 2008, the Company granted RSE awards to certain employees which included approximately 265,200 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted RSE awards to senior executives totaling approximately 374,600 which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 91,900, net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In February 2009, the Company granted RSE awards to senior executives totaling approximately 296,000 shares. These awards were granted in lieu of (i) each executive’s continued participation in the 2009 annual cash bonus program, (ii) his or her right to receive accruals under the Company’s Supplemental Executive Retirement Plan (an excess pension plan) for calendar year 2009, and (iii) his or her right to receive Company matching accruals under the Company’s Executive Savings Investment Plan (an excess 401(k) plan) for the 2009 calendar year. Vesting of the equivalents occurred on November 16, 2009, and the number of shares vested, which was 142,466, was determined based on achievement of individual and Company performance targets for the period from October 1, 2008 through September 30, 2009. The total award which vested was amortized over the vesting period.

In October 2009, the Company granted RSE awards to certain employees which included approximately 266,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to senior executives totaling approximately 485,600 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 130,000, net of forfeitures, vested on the third anniversary of the date of grant; 2) approximately 201,700 shares vested on November 8, 2012 based on the Company’s compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2012. Under the terms of the performance award, 66.7% of the performance grant vested based on a 9.33% three year EPS CAGR.

In October 2010, the Company granted RSE awards to certain employees which included approximately 313,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 86,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 202,300 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

In November 2010, the Company granted two RSE awards to executive officers. One grant includes approximately 47,900 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 111,700 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

In November 2011, the Company granted RSE awards to certain employees which included approximately 310,000 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 130,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 305,000 shares which vests on the date that the Company publicly releases its earnings for its 2014 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2014. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

The Company records estimated expense for the performance based grants based on target achievement for the three year period for each respective program unless evidence exists that a different ultimate EPS CAGR is likely to occur. The estimated fair value of the award is determined using the closing share price of the Company's common stock on the date of the grant.

The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2011	1.98	$69.86
Granted	0.76	70.26
Vested	(0.45)	68.13
Canceled	(0.33)	69.12
Nonvested RSE at September 30, 2012	1.96	$70.38

As of September 30, 2012, there was an estimated $48.4 of total unrecognized compensation costs related to RSE granted to date, which will be recognized over a weighted-average period of approximately 1.3 years. The amount recognized may vary as vesting for a portion of the awards depends on the achievement of the established EPS CAGR targets. The weighted-average estimated fair value for RSE granted in fiscal 2012, 2011 and 2010 was $70.3, $74.9, and $65.6, respectively. The estimated fair value of RSE vested in fiscal 2012, 2011 and 2010 was $29.3, $25.3, and $25.8, respectively.